SCHEDULE OF STATUTORY RATE OF EFFECTIVE TAX RATE (Details)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax at expected tax rates		25.00%	25.00%	25.00%
Additional deduction of research and development expenses		(4.80%)	(0.80%)	(0.20%)
Non-deductible expenses		5.20%	0.30%	0.40%
Effect of PRC preferential tax rates	[1]	(67.90%)	(20.50%)	(18.20%)
Non-PRC entities not subject to PRC tax	[2]	(51.30%)	(1.70%)	(1.30%)
Other				0.20%
Change of valuation allowance	[3]	27.70%
Effective tax rate		(66.10%)	2.30%	5.90%

[1]

China Oil Blue Ocean and ZJY Technologies were approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%. Xinjiang Breslin is registered in the Khorgos Economic Development Zone, enjoying a preferential policy of full exemption from corporate income tax for five years.

In fiscal year 2025, the losses of other subsidiaries of the Company were offset by the net income generated by Xinjiang Breslin, therefore the preferential tax policy of Xinjiang Breslin reduced the overall effective tax rate of the Company.

[2]	Leishen Hong Kong is a non-PRC entity not subject to PRC corporate income tax policies. In fiscal year 2025, the net income of Leishen Hong Kong decreased the overall effective tax rate of the Company.
[3]	With the deregistration of Sichuan Leishen Green on August 1, 2025, losses incurred in fiscal year 2025 cannot be utilized in the future. Management of the Company recognized an allowance of deferred income tax assets (DIA) related to current year losses, resulting in the increase in effective tax rate.